Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS — 75.8%
	COMMUNICATIONS — 2.6%
$2,962,500	1236904 B.C. Ltd. First Lien Term Loan, 5.599% (1-Month USD Libor+550 basis points), 3/4/2027[1,2,3,4]	$3,051,375
	CM Acquisitions Holdings Inc.
301,939	Delayed Draw, 5.750% (3-Month EUR Libor+450 basis points), 5/6/2025[2,3,4]	301,939
821,315	Incremental Term Loan, 5.750% (3-Month EUR Libor+450 basis points), 5/6/2025[2,3,4]	821,315
2,634,280	First Lien Term Loan, 5.750% (3-Month EUR Libor+450 basis points), 5/6/2025[2,3,4]	2,634,280
£1,772,638	CSL DualCom Limited First Lien Term Loan, 5.500% (6-Month GBP Libor+550 basis points), 9/25/2027[2,3,4]	2,335,017
	HPS Telecommunications Senior Secured Loan
9,875,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 5/30/2025[2,3,4,5]	9,953,012
10,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 7/23/2026[2]	9,804,000
14,962,500	KeyImpact Holdings, Inc. First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 6/21/2026[2,3]	14,812,875
2,000,000	Lifesize Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 3/2/2026[3,4]	1,970,000
	MBS Holdings, Inc.
1,271,186	Revolver, 0.500%, 4/6/2027[2,6]	1,258,475
13,694,491	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 4/6/2027[2,3]	13,557,547
	Mc Group Ventures Corporation
9,615,385	Delayed Draw, 1.000%, 6/30/2027[6]	9,423,077
15,384,615	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/30/2027[3]	15,076,923
		84,999,835
	CONSUMER DISCRETIONARY — 10.2%
12,500,000	ADS Buyer, Inc. First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/31/2026[2,3]	12,375,000
	Apex Service Partners, LLC
1,487,179	Revolver, 0.500%, 7/31/2025[2,6]	1,483,462
8,500,000	Delayed Draw, 1.000%, 7/31/2025[2,6]	8,487,604
1,700,000	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,6]	1,697,521
512,821	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,6]	511,538

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[3]	$997,500
2,502,330	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	2,464,795
9,447,754	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	9,306,038
6,800,000	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3]	6,783,000
	Archimede
€1,500,000	Delayed Draw, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[2,3,4]	1,711,456
€2,500,000	First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[2,3,4]	2,852,427
	Bendon
1,800,000	Revolver, 0.750%, 12/11/2025[2,6]	1,769,400
12,952,500	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 12/11/2025[2,3,4]	12,732,308
2,991,937	CHOPT Creative Salad Company First Lien Term Loan, 8.750% (1-Month USD Libor+640 basis points), 1/22/2024[3,4]	2,991,938
	Classic Collision
1,382,979	Revolver, 0.500%, 1/14/2026[2,6]	1,355,319
14,803,192	Delayed Draw, 1.000%, 1/14/2026[2,6]	14,624,369
3,813,829	Delayed Draw, 6.250% (3-Month USD Libor+0 basis points), 1/14/2026[2,3,6]	3,767,759
7,940,000	Discovery Education, Inc. First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 10/30/2026[2,3,4]	7,940,000
18,000,000	Empire Resorts Second Lien Term Loan, 10.596% (3-Month USD Libor+1,050 basis points), 3/19/2022[3,4]	17,463,600
12,000,000	Evergreen Acqco 1 LP First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 3/26/2028[1,2,3]	12,150,000
	Fleetwash, Inc.
25,080	Delayed Draw, 1.000%, 10/1/2024[2,4,6]	25,017
471,597	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 10/1/2024[2,3,4,6]	470,418
977,456	Guidehouse LLP First Lien Term Loan, 4.645% (1-Month USD Libor+450 basis points), 5/1/2025[1,2,3,4]	980,515
19,000,000	HPS Consumer Discretionary Senior Secured Loan First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 7/26/2026[2]	18,477,500

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		CONSUMER DISCRETIONARY (Continued)
	$4,674,927	HPS Consumer Senior Secured Loan First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 11/18/2022[2,3,4,5]	$4,768,425
	5,035,450	HPS Consumer Staples Senior Secured Loan First Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 6/27/2025[2,3,4,5]	4,839,571
	14,961,949	HS Parent, Inc. First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 4/10/2026[2,3]	14,812,329
	982,999	Huskies Parent, Inc. First Lien Term Loan, 4.085% (3-Month USD Libor+400 basis points), 8/1/2026[1,2,3,4]	983,122
	25,837,500	Iconix Brand Group First Lien Term Loan, 8.500% (3-Month USD Libor+750 basis points), 8/4/2025[2,3]	25,320,750
	977,330	KC Culinarte Intermediate LLC First Lien Term Loan, 4.750% (3-Month USD Libor+375 basis points), 8/24/2025[1,2,3,4]	965,113
		Len the Plumber, LLC
	5,175,821	Delayed Draw, 1.000%, 2/17/2026[2,6]	5,142,696
	1,974,043	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 2/17/2026[2,3,6]	1,961,409
	7,805,962	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 2/17/2026[2,3]	7,727,903
	8,755,201	MAG DS Corp. First Lien Term Loan, 6.500% (1-Month USD Libor+525 basis points), 4/1/2027[1,2,3,4]	8,554,707
		New Look Vision Group, Inc.
C$	1,197,000	Revolver, 0.500%, 5/26/2026[6]	930,874
C$	133,000	Revolver, 6.500% (3-Month USD Libor+550 basis points), 5/26/2026[3,6]	103,430
C$	2,707,162	Delayed Draw, 1.000%, 5/26/2028[6]	2,117,586
C$	1,182,143	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/26/2028[3,6]	924,692
C$	9,755,550	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 5/26/2028[3]	7,586,623
	1,753,901	Oak Parent, Inc. First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 10/26/2023[1,2,3,4]	1,736,362
		Obagi Cosmeceuticals LLC
	2,500,000	Revolver, 0.500%, 3/16/2026[4,6]	2,572,500
	1,500,000	Revolver, 8.500% (3-Month USD Libor+750 basis points), 3/16/2026[3,4,6]	1,543,500
	10,945,000	First Lien Term Loan, 8.500% (3-Month USD Libor+750 basis points), 3/16/2026[3,4]	11,262,405

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$30,000,000	Owl Rock Consumer Discretionary Senior Secured Loan First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 3/26/2026[2,3]	$29,700,000
	Pool & Electrical Products, LLC
1,077,749	Revolver, 0.500%, 10/28/2026[2,4,6]	1,077,749
1,267,939	Revolver, 0.500%, 10/28/2026[6]	1,255,260
3,058,533	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 10/28/2026[2,3,4]	3,058,533
1,458,130	Revolver, 6.500% (3-Month USD Libor+550 basis points), 10/28/2026[2,3,4,6]	1,458,130
4,278,662	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/28/2026[2,3,4]	4,278,662
13,330,085	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/28/2026[2,3]	13,196,785
966,133	Pre-Paid Legal Services, Inc. First Lien Term Loan, 3.334% (3-Month USD Libor+325 basis points), 5/1/2025[1,2,3]	964,321
1,969,925	RCS Consumer Discretionary Senior Secured Loan First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/6/2025[2,3,4,5]	1,930,526
	Regent Holding Company, LLC
383,459	Revolver, 0.500%, 2/25/2026[2,4,6]	381,542
2,436,090	Revolver, 8.750% (1-Week USD Libor+775 basis points), 2/25/2026[2,3,4,6]	2,423,909
977,387	Spring Education Group, Inc. First Lien Term Loan, 4.470% (3-Month USD Libor+425 basis points), 7/30/2025[1,2,3,4]	952,649
10,000,000	Summit Buyer, L.L.C. First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 1/14/2026[2,3]	9,800,000
9,975,000	Twin Brook Consumer Discretionary Senior Secured Loan First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 4/20/2026[2,3]	9,877,245
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 8.000% (1-Month USD Libor+725 basis points), 12/21/2028[1,3,4]	8,004,800
		335,632,592
	CONSUMER STAPLES — 2.0%
	BCPE North Star US Holdings Co.
2,210,526	Delayed Draw, 1.000%, 6/10/2028[2,6]	2,211,853
11,789,474	First Lien Term Loan, 4.750% (1-Month USD Libor+400 basis points), 6/10/2028[2,3]	11,796,547
3,626,906	C.P. Converters, Inc. First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 6/18/2023[2,3,4]	3,626,906

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES (Continued)
$13,965,000	Cardenas Markets First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 6/3/2027[2,3]	$13,685,700
4,949,622	Easy Ice, LLC First Lien Term Loan, 4.658% (3-Month USD Libor+450 basis points), 12/31/2024[2,3,4]	4,949,622
1,223,540	Hoffmaster Group, Inc. First Lien Term Loan, 5.000% (3-Month USD Libor+400 basis points), 11/23/2023[1,2,3,4]	1,181,353
8,860,508	HPS Consumer Staples Senior Secured Loan First Lien Term Loan, 7.000% (3-Month USD Libor+0 basis points), 9/1/2026[2,3,4,5]	8,993,416
	JTM Foods, LLC
895,355	Revolver, 0.500%, 5/14/2027[2,6]	886,402
1,158,366	Delayed Draw, 1.000%, 5/14/2027[2,6]	1,152,574
223,839	Revolver, 5.750% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,6]	221,600
7,703,134	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 5/14/2027[2,3]	7,626,102
3,741,499	JUUL Labs, Inc. First Lien Term Loan, 9.500% (3-Month USD Libor+800 basis points), 8/2/2023[3,4]	3,719,050
	Purfoods, LLC
1,500,000	Delayed Draw, 1.000%, 8/12/2026[2,6]	1,500,000
1,500,000	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 8/12/2026[2,3,4,6]	1,500,000
4,455,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 8/12/2026[2,3,4]	4,455,000
		67,506,125
	ENERGY — 0.0%
490,000	Kamc Holdings, Inc. First Lien Term Loan, 4.233% (3-Month USD Libor+400 basis points), 8/14/2026[1,2,3,4]	477,750
	FINANCIALS — 4.5%
£10,791,367	Apus Bidco Limited First Lien Term Loan, 5.651% (3-Month GBP Libor+550 basis points), 2/9/2028[2,3,4]	14,177,998
	AxiomSL Group, Inc.
731,098	Revolver, 0.500%, 12/3/2025[6]	723,787
713,267	Delayed Draw, 1.000%, 12/3/2027[6]	709,700
11,027,996	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/3/2027	10,917,716
	CC SAG Acquisition Corp.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$699,301	Revolver, 0.500%, 6/29/2027[2,6]	$688,811
3,496,504	Delayed Draw, 1.000%, 6/29/2028[2,6]	3,470,280
1,748,252	Delayed Draw, 1.000%, 6/29/2028[2,6]	1,735,140
19,008,304	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/29/2028[2,3]	18,723,180
	Credit Connection, LLC
600,000	Revolver, 0.500%, 7/29/2027[6]	588,000
5,000,000	First Lien Term Loan, 6.750%, 7/29/2027	4,900,000
€627,356	Dreamstart BidCo First Lien Term Loan, 5.250% (6-Month EUR Libor+525 basis points), 3/30/2027[2,3,4]	715,426
8,977,500	Exegy, Inc. First Lien Term Loan, 7.000% (6-Month USD Libor+600 basis points), 5/17/2026[2,3]	8,842,837
	Galway Borrower, LLC
2,083,655	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2023	2,083,655
694,552	Revolver, 6.000% (3-Month USD Libor+525 basis points), 9/30/2027	694,552
9,063,899	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028	8,882,621
€8,500,000	Groupe Premium First Lien Term Loan, 6.000%, 6/8/2028	9,575,177
	Helibron Midco B.V.
€322,466	First Lien Term Loan, 5.250% (3-Month EUR Libor+525 basis points), 9/17/2026[2,3,4]	364,189
€859,908	First Lien Term Loan, 5.250% (3-Month EUR Libor+525 basis points), 9/18/2026[2,3,4]	971,169
	HPS Financials Senior Secured Loan
4,249,053	First Lien Term Loan, 9.500% (3-Month USD Libor+0 basis points), 6/29/2023[2,3,4,5]	4,127,955
€3,570,450	First Lien Term Loan, 5.750% (3-Month EUR Libor+575 basis points), 8/3/2025[2,3,4]	4,135,816
£4,517,888	First Lien Term Loan, 5.819% (3-Month USD Libor+575 basis points), 8/3/2025[2,3,4]	6,087,157
	Keystone Agency
7,547,368	Delayed Draw, 1.000%, 5/3/2027[6]	7,471,895
1,492,106	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 5/3/2027[3,6]	1,477,184
5,960,526	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 5/3/2027[3]	5,900,921
1,076,738	Kwor Acquisition, Inc. First Lien Term Loan, 4.115% (1-Month USD Libor+400 basis points), 6/3/2026[1,2,3,4]	1,074,047

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$11,952,068	Regent Holding Company, LLC First Lien Term Loan, 8.750% (1-Month USD Libor+775 basis points), 2/25/2026[1,2,3,4,7,8]	$11,892,307
	Reorg Research, Inc.
3,571,429	Delayed Draw, 0.000%, 6/28/2024[2,6]	3,553,571
6,412,500	First Lien Term Loan, 4.881% (3-Month USD Libor+475 basis points), 6/28/2024[2,3]	6,348,375
	Riveron Acquisition Holdings, Inc.
4,549,771	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	4,549,771
866,587	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	866,587
1,500,000	StarCompliance First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 1/12/2027[3,4]	1,477,500
		147,727,324
	GOVERNMENTS — 0.8%
	GOVDELIVERY Holdings, LLC
536,402	Revolver, 0.500%, 1/29/2027[6]	524,333
3,334,737	Delayed Draw, 1.000%, 1/29/2027[6]	3,259,705
6,114,939	First Lien Term Loan, 7.250% (3-Month USD Libor+650 basis points), 1/29/2027[3,4]	5,977,353
5,086,316	Delayed Draw, 7.500% (3-Month USD Libor+675 basis points), 1/29/2027[3,4,6]	4,971,874
	LOC Performance Products
1,875,000	Revolver, 0.500%, 12/30/2026[6]	1,858,875
10,545,313	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	10,454,623
		27,046,763
	HEALTH CARE — 14.2%
	ACI Group Holdings, Inc.
3,750,000	Delayed Draw, 0.000%, 8/2/2028[2,6]	3,712,500
10,178,571	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 8/2/2028[2,3]	9,975,000
	Advanced Dermatology and Cosmetic Surgery
2,461,570	Delayed Draw, 1.000%, 5/7/2027[2,6]	2,436,955
430,992	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 5/7/2027[2,3,6]	426,681
11,079,669	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 5/7/2027[2,3]	10,858,076

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$11,940,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4]	$11,662,992
7,920,000	Angel Medflight First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/12/2025[2,3,4]	7,920,000
	Barracuda Dental LLC
2,973,563	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 6/30/2022[3,4]	2,955,424
689,655	Revolver, 0.500%, 10/23/2025[4,6]	678,552
390,805	Delayed Draw, 1.000%, 10/23/2025[6]	383,111
229,885	Revolver, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[3,4,6]	226,183
6,961,207	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[3,4]	6,849,131
528,735	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[3,4,6]	518,326
	Bearcat Buyer, Inc.
251,309	Delayed Draw, 5.250% (3-Month USD Libor+425 basis points), 7/9/2024[2,3,4]	251,309
730,427	First Lien Term Loan, 5.250% (3-Month USD Libor+425 basis points), 7/9/2024[2,3,4]	730,427
10,000,000	CareVet Holdings, LLC Delayed Draw, 1.000%, 9/1/2025[6]	9,800,000
1,955,000	Confluent Health LLC First Lien Term Loan, 5.084% (3-Month USD Libor+500 basis points), 6/24/2026[1,2,3,4]	1,963,602
	Connect America.com, LLC
672,304	Revolver, 0.500%, 6/30/2026[2,6]	658,858
7,327,696	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 6/30/2026[2,3]	7,181,142
	CORA Health Holdings Corp.
769,231	Revolver, 0.500%, 6/15/2027[2,6]	761,538
5,401,846	Delayed Draw, 1.000%, 6/15/2027[2,6]	5,374,837
13,794,351	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/15/2027[2,3]	13,656,407
	D4C Dental Brands, Inc.
714,286	Revolver, 0.500%, 12/30/2026[2,6]	733,571
251,220	Delayed Draw, 1.000%, 12/30/2026[2,4,6]	258,003
2,321,429	Delayed Draw, 1.000%, 12/30/2026[6]	2,384,107
2,414,768	Delayed Draw, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4,6]	2,479,967
6,557,589	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	6,734,644

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	DCA Holdings LLC
$3,181,921	Delayed Draw, 1.000%, 3/12/2027[2,6]	$3,153,393
772,881	Delayed Draw, 7.000% (3-Month USD Libor+625 basis points), 3/12/2027[2,3,4,6]	765,952
16,045,198	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 3/12/2027[2,3,4]	16,005,085
	Deca Dental Holdings, LLC
1,111,111	Revolver, 0.500%, 8/26/2028[6]	1,088,889
4,814,815	Delayed Draw, 1.000%, 8/26/2028[2,6]	4,766,667
14,074,074	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 8/26/2028[2,3]	13,792,593
	Fortis Life Sciences, LLC
12,173,913	Delayed Draw, 0.000%, 9/17/2027[2,6]	12,113,043
4,260,870	Delayed Draw, 0.000%, 9/17/2027[2,6]	4,239,565
2,434,783	Revolver, 0.500%, 9/17/2027[2,6]	2,410,435
9,130,435	Fortis Life Sciences, LLC First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 9/17/2027[2,3]	9,039,130
	HPS Healthcare Senior Secured Loan
9,820,572	First Lien Term Loan, 6.250% (3-Month USD Libor+575 basis points), 6/27/2024[2,3,4,5]	9,918,777
9,875,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/2/2025[2,3,4,5]	10,042,875
£7,523,888	HPS Technology Senior Secured Loans First Lien Term Loan, 6.338% (6-Month GBP Libor+625 basis points), 9/15/2027[2,3,4,5]	10,137,279
	Integrated Oncology Network, LLC
83,957	Revolver, 0.500%, 6/24/2024[2,6]	82,907
4,063,722	First Lien Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	4,012,925
1,277,941	INW Manufacturing, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+0 basis points), 3/25/2028[2,3]	1,268,357
	Marquee Dental
558,521	Delayed Draw, 1.000%, 8/30/2024[4,6]	543,441
2,314,484	Delayed Draw, 11.500% (3-Month USD Libor+1,000 basis points), 8/30/2024[3,4,6]	2,251,993
5,311,380	First Lien Term Loan, 11.500% (3-Month USD Libor+1,000 basis points), 8/30/2024[3,4]	5,167,973
15,000,000	MedData First Lien Term Loan, 5.750% (3-Month USD Libor+0 basis points), 10/31/2026[2]	14,850,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	MedMark Services, Inc.
$1,400,000	Delayed Draw, 1.000%, 6/11/2027[2,6]	$1,386,000
600,000	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,6]	594,000
8,000,000	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3]	7,920,000
	OB Hospitalist Group
1,717,557	Revolver, 0.500%, 9/27/2027[2,6]	1,683,206
13,282,443	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/27/2027[2,3]	13,016,794
4,687,355	Pediatric Home Respiratory Services, LLC First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/4/2024[2,3,4]	4,675,636
	Pediatric Therapy Services, LLC
87,594	Delayed Draw, 1.000%, 3/9/2027[2,4,6]	87,375
914,072	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/9/2027[2,3,4]	911,787
40,490	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 3/9/2027[2,3,4,6]	40,389
	Pentech Holdings, Inc.
892,857	Revolver, 0.500%, 11/12/2025[2,6]	909,821
9,038,839	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/12/2025[2,3,4]	9,210,577
	Pinnacle Dermatology Management, LLC
3,674,274	Delayed Draw, 5.250% (3-Month USD Libor+425 basis points), 5/18/2023[2,3]	3,637,531
346,797	Revolver, 5.250% (3-Month USD Libor+425 basis points), 5/18/2023[3]	343,329
10,923,664	First Lien Term Loan, 5.250% (3-Month USD Libor+425 basis points), 5/18/2023[2,3]	10,814,428
	Pinnacle Treatment Centers, Inc.
285,714	Revolver, 0.500%, 12/31/2022[2,6]	282,857
228,571	Delayed Draw, 1.000%, 12/31/2022[2,4,6]	226,286
340,286	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4,6]	336,883
4,026,071	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	3,985,811
	Premier Imaging LLC
4,862,339	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	4,862,339
2,878,397	First Lien Term Loan, 6.750% (1-Month USD Libor+575 basis points), 1/2/2025[2,3]	2,878,397
843,936	Q-Centrix LLC First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 11/30/2024[2,3,4]	843,936

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Spear Education, LLC
$1,562,500	Delayed Draw, 1.000%, 2/26/2025[2,6]	$1,562,500
3,385,938	First Lien Term Loan, 6.000% (6-Month USD Libor+500 basis points), 2/26/2025[2,3,4]	3,385,938
£1,797,628	SSCP Pegasus Midco Limited First Lien Term Loan, 6.780% (6-Month USD Libor+675 basis points), 11/16/2027[2,3,4]	2,417,182
	The Smilist Company
582,039	Revolver, 0.500%, 12/22/2020[2,6]	573,017
2,095,342	Delayed Draw, 0.500%, 12/22/2025[2,6]	2,062,864
814,855	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 12/22/2025[2,3,4,6]	802,225
5,314,602	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 12/22/2025[2,3,4]	5,232,226
	Troy Gastroenterology, P.C.
591,133	Revolver, 0.500%, 11/25/2025[6]	591,133
2,561,576	Delayed Draw, 1.000%, 11/25/2025[4,6]	2,561,576
2,352,710	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[3,4,6]	2,352,710
4,460,345	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[3,4]	4,460,345
467,500	TTF Holdings First Lien Term Loan, 4.750% (3-Month USD Libor+400 basis points), 3/24/2028[2,3]	467,500
4,966,908	Twin Brook Consumer Senior Secured Loan First Lien Term Loan, 6.750% (3-Month USD Libor+550 basis points), 2/14/2024[2,3,4,5]	4,924,192
	Twin Brook Health Care Senior Secured Loan
10,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 8/11/2025[2,3]	9,875,000
C$ 25,000,000	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/23/2026[2,3]	19,540,502
	Twin Brook Healthcare Senior Secured Loan
4,753,729	First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 11/16/2022[2,3,4,5]	4,748,024
4,887,640	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 7/1/2024[2,3,4,5]	4,807,971
14,962,316	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/27/2024[2,3]	14,799,226
15,000,000	First Lien Term Loan, 7.250% (3-Month USD Libor+600 basis points), 9/13/2025[2]	14,925,000
9,950,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	9,776,870

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	USME Holdings LLC
$936,232	Revolver, 0.500%, 11/24/2026[2,6]	$936,232
743,478	Delayed Draw, 1.000%, 11/24/2026[2,6]	743,478
5,875,888	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/24/2026[2,3,4]	5,875,888
	Vector Professional Practices LLC
13,284,000	Delayed Draw, 1.000%, 5/20/2028[2,6]	13,135,810
1,716,000	Delayed Draw, 4.405% (3-Month USD Libor+425 basis points), 5/20/2028[2,3,6]	1,696,857
	Vital Care Buyer, LLC
1,777,778	Revolver, 0.500%, 10/19/2025[2,6]	1,777,778
5,584,452	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 10/19/2025[2,3,4]	5,584,452
	Zavation Medical Products, LLC
1,621,622	Revolver, 0.500%, 6/30/2027[2,6]	1,605,405
405,405	Revolver, 5.500% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,6]	401,352
12,940,541	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 6/30/2027[2,3]	12,811,135
	ZBS Alliance Animal Health, LLC
4,514,925	Delayed Draw, 1.000%, 11/8/2025[2,6]	4,424,627
2,985,075	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 11/8/2025[2,3,6]	2,925,373
		467,654,392
	INDUSTRIALS — 21.1%
4,480,592	3SI Holdco, Inc. First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/16/2023[2,3,4]	4,480,592
15,056,016	Aero Operating LLC Incremental Term Loan, 8.000% (1-Month USD Libor+650 basis points), 2/7/2026[2,3]	14,905,455
	Air Comm Corporation, LLC
1,646,341	Revolver, 0.500%, 7/1/2027[2,6]	1,629,878
9,146,341	Delayed Draw, 1.000%, 7/1/2027[2,6]	9,100,610
792,683	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2,6]	784,756
13,381,098	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2]	13,247,287
4,925,000	Airnov, Inc. First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/19/2025[2,3,4]	4,925,000
1,000,000	AIT Worldwide Logistics Holdings, Inc. First Lien Term Loan, 5.500% (1-Month USD Libor+475 basis points), 4/6/2028[1,2,3]	1,005,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Any Hour, LLC
$6,666,667	Delayed Draw, 0.000%, 7/21/2027[2,6]	$6,633,333
2,000,000	Revolver, 0.500%, 7/21/2027[2,6]	1,980,000
11,333,333	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/21/2027[2,3]	11,220,000
	AWT Merger Sub, Inc.
985,714	Revolver, 0.500%, 12/17/2026[2,4,6]	985,714
2,500,000	Delayed Draw, 1.000%, 12/17/2026[2,6]	2,500,000
85,715	Revolver, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4,6]	85,715
6,380,357	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	6,380,357
	BCHR US Acquisitions, Inc
1,886,792	Delayed Draw, 0.000%, 9/29/2026[6]	1,867,925
1,132,075	Revolver, 0.500%, 9/29/2026[6]	1,109,434
6,981,132	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 9/29/2026[3]	6,841,509
9,923,469	BDP International, Inc. (BDP Buyer, LLC) First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/19/2024[2,3,4]	9,741,870
	Beacon Mobility Corp.
1,000,000	Revolver, 0.500%, 5/22/2024[6]	980,000
4,475,734	Delayed Draw, 1.000%, 5/22/2024[2,6]	4,386,219
1,262,301	Delayed Draw, 1.000%, 5/22/2024[6]	1,237,055
13,227,095	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,6]	12,962,554
2,260,169	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3]	2,214,965
3,730,466	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[3,6]	3,655,857
	BlueHalo Global Holdings, LLC
628,571	Revolver, 0.500%, 10/31/2025[6]	622,286
371,429	Revolver, 7.000% (3-Month USD Libor+600 basis points), 10/31/2025[3,6]	367,714
10,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/31/2025[3]	9,900,000
	British Engineering Services Holdco Limited
£950,968	Revolver, 7.000% (3-Month GBP Libor+675 basis points), 12/2/2027[2,3,4]	1,250,247
£396,237	First Lien Term Loan, 7.000% (3-Month GBP Libor+675 basis points), 12/2/2027[2,3,4]	520,937
	Brook & Whittle Holdings Corp.
530,772	Incremental Term Loan, 6.250% (3-Month USD Libor+525 basis points), 10/17/2024[2,3]	526,791
6,947,500	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 10/17/2024[2,3,4]	6,895,394

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$4,426,168	Colonial Bag, LLC First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 9/3/2025[2,3,4]	$4,426,168
	Comar Holding Company, LLC
4,948,880	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/18/2024[2,3,4]	4,936,508
779,943	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 6/18/2024[2,3,4]	779,943
14,829,047	Construction Resources Company, LLC First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 6/10/2024[2,3]	14,829,047
	Continental Acquisition Holdings, Inc.
2,678,571	Delayed Draw, 1.000%, 1/20/2027[2,6]	2,687,411
7,284,821	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 1/20/2027[2,3,4]	7,308,861
	Dispatch Acquisition Holdings, LLC
7,980,200	First Lien Term Loan, 5.000% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	7,960,249
13,964,800	First Lien Term Loan, 5.000% (3-Month USD Libor+425 basis points), 3/25/2028[2,3]	13,929,888
4,121,550	Empire Auto Parts, LLC First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 9/5/2024[2,3,4]	4,121,550
	Gerson Lehrman Group, Inc.
9,873,096	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	9,873,096
29,925,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/5/2024[2,3]	29,775,375
	Graffiti Buyer, Inc.
5,044,643	Delayed Draw, 0.500%, 8/10/2027[2,6]	5,019,420
2,522,321	Revolver, 0.500%, 8/10/2027[2,6]	2,497,098
11,266,369	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/10/2027[2,3]	11,153,705
	GWS Tool Holdings, LLC
13,026,307	Delayed Draw, 1.000%, 9/13/2025[6]	12,896,043
1,802,509	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/13/2025[3]	1,784,484
4,202,052	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 9/13/2025[2,3]	4,160,032
16,242,729	Halo Technology Bidco, Inc. First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 6/30/2027[2]	15,999,088

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$7,918,575	Holley Purchaser, Inc. First Lien Term Loan, 5.128% (3-Month USD Libor+500 basis points), 10/26/2025[2,3,4]	$7,918,575
	HPS Industrials Senior Secured Loan
9,874,372	First Lien Term Loan, 8.500% (3-Month USD Libor+750 basis points), 5/31/2022[2,3,4,5]	9,874,372
9,870,220	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 7/25/2025[2,3,4,5]	9,870,221
974,647	Icebox Holdings, Inc. First Lien Term Loan, 4.250% (1-Month USD Libor+325 basis points), 12/17/2024[1,2,3,4]	975,563
	IMIA Holdings, Inc.
1,027,397	Revolver, 0.500%, 4/9/2027[2,6]	1,006,849
13,902,740	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 4/9/2027[2,3]	13,624,685
14,962,120	Intergulf Corp. First Lien Term Loan, 7.250% (2-Month USD Libor+625 basis points), 11/16/2023[2]	14,849,904
	Isaac Heating & Air Conditioning
1,736,842	Revolver, 0.500%, 5/7/2027[2,6]	1,719,474
4,736,842	Delayed Draw, 1.000%, 5/7/2027[2,6]	4,713,158
631,579	Revolver, 6.000% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,6]	625,263
7,875,000	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 5/7/2027[2,3]	7,796,250
	ISS Valves Industries, Inc.
416,667	Revolver, 0.500%, 8/9/2026[2,4,6]	394,792
4,493,750	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 8/9/2026[2,3,4]	4,257,828
	Jade Bidco Limited
€538,430	First Lien Term Loan, 8.000% (6-Month EUR Libor+600 basis points), 12/3/2026[2,3,4]	615,874
3,375,128	First Lien Term Loan, 8.259% (3-Month USD Libor+600 basis points), 12/3/2026[2,3,4]	3,332,939
	Komline-Sanderson Group, Inc.
3,062,500	Delayed Draw, 0.500%, 3/17/2026[2,4,6]	3,062,500
1,367,188	Revolver, 0.500%, 3/17/2026[2,4,6]	1,367,188
6,466,039	Delayed Draw, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4,6]	6,466,039
976,562	Revolver, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4,6]	976,562
8,068,828	First Lien Term Loan, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	8,068,828

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$5,312,207	Lav Gear Holdings, Inc. First Lien Term Loan, 8.500% (1-Month USD Libor+750 basis points), 10/31/2024[2,3,4]	$5,006,756
18,500,000	Lereta, LLC First Lien Term Loan, 6.000% (1-Month USD Libor+525 basis points), 7/30/2028[2,3]	18,546,250
9,625,000	PaperWorks Industries, Inc First Lien Term Loan, 8.250% (3-Month USD Libor+725 basis points), 12/18/2025[2,3,4]	9,536,681
	PCX Holding Corp.
625,000	Revolver, 0.500%, 4/22/2027[2,6]	618,750
625,000	Delayed Draw, 1.000%, 4/22/2027[2,6]	619,375
2,500,000	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,6]	2,477,500
6,234,375	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 4/22/2027[2,3]	6,172,031
980,000	PHM Netherlands Midco B.V. First Lien Term Loan, 4.647% (3-Month USD Libor+450 basis points), 8/1/2026[1,2,3,4,9]	982,450
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 8.750% (3-Month USD Libor+800 basis points), 8/1/2027[2,3,4]	5,000,000
	PT Intermediate Holdings III, LLC
2,500,000	Delayed Draw, 1.000%, 10/19/2025[6]	2,487,500
2,493,661	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/19/2025[3]	2,481,192
1,470,000	Q Holding Co. First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/20/2023[2,3,4]	1,449,788
	RCS Industrials Senior Secured Loan
285,714	Revolver, 0.500%, 1/31/2025[6]	285,714
1,692,857	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/31/2025[3,4,5]	1,692,857
17,000,000	Retail Services WIS Corporation Delayed Draw, 8.750% (3-Month USD Libor+775 basis points), 5/20/2025[2,3]	16,830,000
	RQM Buyer, Inc.
4,687,500	Delayed Draw, 1.000%, 8/12/2023[2,6]	4,640,625
20,312,500	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/12/2026[2,3]	20,109,375
	Sonny`s Enterprises, LLC
640,244	Revolver, 0.500%, 8/5/2025[2,6]	640,244
907,774	Delayed Draw, 7.750% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	907,774

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$5,885,671	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	$5,885,671
	Spartronics LLC
1,841,160	Revolver, 0.500%, 12/31/2025[2,4,6]	1,828,272
805,899	Revolver, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4,6]	800,257
4,670,956	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	4,638,259
1,538,461	Revolver, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3]	1,526,923
8,461,538	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3]	8,398,077
980,000	Tank Holding Corp. First Lien Term Loan, 3.586% (3-Month USD Libor+350 basis points), 3/26/2026[1,2,3,4]	977,089
134,064	TecoStar Holdings, Inc. First Lien Term Loan, 4.250% (3-Month USD Libor+325 basis points), 5/1/2024[1,2,3,4]	132,589
9,782,609	The Vertex Companies, Inc. First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 8/30/2027[3]	9,586,957
5,887,060	Time Manufacturing Acquisition LLC First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 2/3/2023[2,3,4]	5,887,060
	Titan Group Holdco, LLC
2,500,000	Delayed Draw, 0.500%, 8/12/2027[6]	2,487,500
2,500,000	Delayed Draw, 0.500%, 8/12/2027[6]	2,487,500
3,750,000	Delayed Draw, 0.500%, 8/12/2027[6]	3,731,250
2,500,000	Revolver, 0.500%, 8/12/2027[6]	2,475,000
8,750,000	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 8/12/2027	8,662,500
	Transtar Holding Company
1,448,276	Delayed Draw, 1.000%, 1/22/2027[2,6]	1,433,793
10,472,586	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 1/22/2027[2,3,4]	10,367,860
	Trident Maritime Systems, Inc.
1,244,444	Revolver, 0.500%, 2/26/2027[2,4,6]	1,225,156
200,000	Revolver, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4,6]	196,900
13,487,778	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	13,278,717
5,000,000	Trystar, Inc. First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 9/8/2023[3]	4,945,000
14,636,413	TSL Engineered Products, LLC First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 1/8/2028[2,3,4]	14,599,822

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$7,368,750	Twin Brook Aerospace Senior Secured Loan First Lien Term Loan, 8.250% (1-Month USD Libor+725 basis points), 12/6/2024[2,3,4,5]	$7,025,366
3,920,400	Twin Brook Plastics Senior Secured Loan First Lien Term Loan, 6.000% (1-Month USD Libor+500 basis points), 5/15/2025[2,3,4,5]	3,879,628
	USRP Holdings, Inc.
645,161	Revolver, 0.500%, 7/3/2027[2,6]	632,258
1,075,269	Delayed Draw, 1.000%, 7/3/2027[2,6]	1,064,516
8,279,570	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/3/2027[2,3]	8,113,978
€1,300,000	UTAC Group First Lien Term Loan, 5.250% (3-Month EUR Libor+525 basis points), 9/29/2027[2,3,4]	1,474,792
17,238,158	Valcourt Holdings II, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 1/7/2027[2,3,4]	17,151,967
	VLS Recovery Services, LLC
2,232,143	Revolver, 0.500%, 10/17/2024[2,6]	2,209,821
5,952,381	Delayed Draw, 1.000%, 10/17/2024[2,6]	5,922,619
16,815,476	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 10/17/2024[2,3]	16,647,321
	VRC Companies, LLC
625,000	Revolver, 0.500%, 6/29/2027[6]	615,625
2,860,938	Delayed Draw, 0.750%, 6/29/2027[6]	2,818,023
264,062	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 6/29/2027[6]	260,102
18,703,125	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 6/29/2027	18,422,578
3,980,000	Watlow Electric Manufacturing Company First Lien Term Loan, 4.500% (3-Month USD Libor+400 basis points), 3/2/2028[2,3,4]	3,997,413
		696,872,305
	MATERIALS — 3.3%
1,400,455	ADG Acquisiton, LLC Delayed Draw, 6.875% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4]	1,382,810
1,196,063	Anchor Packaging LLC First Lien Term Loan, 4.084% (1-Month USD Libor+400 basis points), 7/18/2026[1,2,3]	1,196,816
9,975,000	Colonial Bag, LLC Incremental Term Loan, 6.000% (3-Month USD Libor+500 basis points), 9/3/2025[2,3]	9,975,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
	Consolidated Label Co.
$1,339,286	Revolver, 0.500%, 7/15/2026[2,6]	$1,339,286
578,516	Revolver, 0.500%, 7/15/2026[2,6]	578,516
3,713,065	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	3,713,065
4,987,500	Incremental Term Loan, 6.000% (3-Month USD Libor+500 basis points), 7/15/2026[2,3]	4,987,500
8,595,707	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 7/15/2026[2,3]	8,595,708
	Fortis Solutions Group, LLC
4,956,339	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 12/15/2023[2,3,4]	4,919,167
7,833,563	First Lien Term Loan, 5.500% (1-Month USD Libor+450 basis points), 12/15/2023[2,3,4]	7,774,811
557,355	Helix Acquisition Holdings, Inc. First Lien Term Loan, 3.898% (3-Month USD Libor+375 basis points), 9/29/2024[1,3,4]	542,027
7,923,431	HPS Materials Senior Secured Loan First Lien Term Loan, 6.875% (3-Month USD Libor+587 basis points), 12/14/2023[2,3,4,5]	7,823,595
	Olympic Buyer, Inc.
2,352,941	Revolver, 0.500%, 6/30/2028[2,6]	2,305,882
17,647,059	First Lien Term Loan, 5.000% (1-Month USD Libor+425 basis points), 6/30/2028[2,3]	17,294,118
€12,701,000	Optimum Group First Lien Term Loan, 5.750% (3-Month EUR Libor+575 basis points), 6/16/2028	14,344,347
982,500	Pregis TopCo LLC First Lien Term Loan, 4.084% (1-Month USD Libor+400 basis points), 8/1/2026[1,2,3,4]	984,956
1,706,250	Pretium PKG Holdings, Inc. Second Lien Term Loan, 9.000% (1-Month USD Libor+825 basis points), 11/5/2028[1,2,3,4]	1,709,321
	Technimark Holdings, LLC
2,250,000	Second Lien Term Loan, 1.000% (3-Month USD Libor+0 basis points), 7/9/2029[6]	2,221,875
12,750,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 7/9/2029[3]	12,431,250
	V Global Holdings LLC
749,618	Revolver, 0.500%, 12/22/2025[2,6]	743,996
4,601,875	First Lien Term Loan, 7.000% (1-Month USD Libor+600 basis points), 12/22/2027[2,3,4]	4,567,361
		109,431,407
	TECHNOLOGY — 17.0%
	1WorldSync, Inc.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$145,385	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 7/8/2025[2,3,4]	$145,384
5,794,288	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 7/8/2025[2,3,4]	5,794,288
	AIDC Acquisition, LLC
8,000,000	First Lien Term Loan, 8.053%, 4/1/2026[2]	7,900,000
15,000,000	First Lien Term Loan, 8.090% (1-Month USD Libor+709 basis points), 4/1/2026[2,3]	14,850,000
18,000,000	Appfire Technologies, LLC Delayed Draw, 0.500%, 3/9/2027[6]	17,933,400
	Applied Technical Services
909,091	Revolver, 0.500%, 12/29/2026[2,6]	907,636
2,272,727	Delayed Draw, 1.000%, 12/29/2026[2,6]	2,269,091
6,767,045	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	6,756,218
	AQ Software
18,217,143	Delayed Draw, 1.000%, 4/15/2027[6]	18,146,096
1,782,857	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 4/15/2027[6]	1,775,904
5,259,615	AQA, Acquisition Holding, Inc. Second Lien Term Loan, 8.000% (3-Month USD Libor+750 basis points), 3/3/2029[3]	5,128,125
14,925,000	Arcstor Midco LLC TL First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 3/16/2027[2,3,4]	14,680,230
8,065,235	ATP Intermediate, Inc. First Lien Term Loan, 8.725% (3-Month USD Libor+773 basis points), 6/16/2025[2]	7,984,583
2,501,328	AVI-SPL First Lien Term Loan, 6.375% (3-Month USD Libor+538 basis points), 3/10/2027[2,3,4]	2,463,808
	Benefit Street Technology Senior Secured Loan
2,666,667	Revolver, 0.500%, 10/1/2026[2,6]	2,613,333
25,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/1/2027[2]	24,500,000
	Bounteous, Inc.
1,800,000	Revolver, 0.500%, 8/2/2027[2,6]	1,764,000
1,080,000	Delayed Draw, 1.000%, 8/2/2027[2,6]	1,069,200
3,420,000	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,6]	3,385,800
8,700,000	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 8/2/2027[2,3]	8,526,000
	Captify Intermediate Holdings Corp.
2,500,000	Delayed Draw, 0.500%, 7/12/2026[6]	2,481,250
8,750,000	First Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 7/12/2026[3]	8,618,750

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$1,955,000	Clarus First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	$1,923,329
	Cleo Communications Holding, LLC
2,140,000	Revolver, 0.500%, 6/11/2028[6]	2,118,600
12,827,850	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 6/11/2028[3]	12,699,572
	Clubessential LLC
585,645	Revolver, 0.500%, 1/10/2024[2,4,6]	581,194
5,986,902	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 1/10/2024[2,3,4]	5,941,401
353,982	Connectwise, LLC. Revolver, 0.500%, 2/28/2025[4,6]	353,982
£3,613,000	Consensus First Lien Term Loan, 6.813% (3-Month GBP Libor+675 basis points), 6/16/2028[3]	4,858,224
10,000,000	Conservice Midco, LLC Second Lien Term Loan, 7.854% (3-Month USD Libor+775 basis points), 5/13/2028[3,4]	10,000,000
	DataLink, LLC
846,774	Revolver, 0.500%, 11/20/2026[2,6]	846,774
1,185,484	Delayed Draw, 1.000%, 11/20/2026[2,6]	1,185,484
6,465,827	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/20/2026[2,3,4]	6,465,827
12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 7.084% (1-Month USD Libor+700 basis points), 2/24/2029[3,4]	12,644,500
	Diligent Corporation
5,970,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/4/2025[3,4]	5,921,643
4,378,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/4/2025[3]	4,334,220
1,254,400	Delayed Draw, 1.000%, 8/24/2025[6]	1,241,856
344,736	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 8/24/2025[3,6]	341,289
	Gainsight, Inc.
2,625,000	Revolver, 0.500%, 7/30/2027[6]	2,579,063
15,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 7/30/2027[3]	14,737,500
SEK 11,250,000	Goldcup 25952 AB First Lien Term Loan, 5.756% (3-Month EUR Libor+575 basis points), 8/18/2027[3,4]	1,265,792

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	GovBrands Intermediate, Inc.
$611,333	Revolver, 0.500%, 4/4/2027[6]	$605,220
2,867,000	Delayed Draw, 1.000%, 4/4/2027[6]	2,867,000
8,716,000	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 4/4/2027[3]	8,628,840
305,667	Revolver, 7.750% (3-Month USD Libor+450 basis points), 4/4/2027[3,6]	302,610
	Hawkeye AcquisitionCo, LLC
500,000	Revolver, 0.500%, 11/19/2026[2,6]	497,500
3,990,000	Delayed Draw, 7.750% (3-Month USD Libor+675 basis points), 11/19/2026[2,3,4]	3,970,050
5,458,750	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 11/19/2026[2,3,4]	5,431,456
	Holdco Sands Intermediate LLC
4,912,500	First Lien Term Loan, 7.500% (3-Month USD Libor+600 basis points), 12/19/2025[1,2,3,4]	4,912,500
7,481,250	First Lien Term Loan, 7.500% (3-Month USD Libor+600 basis points), 12/19/2025[2,3]	7,481,250
1,995,000	HotSchedules First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 7/9/2025[2,3,4]	1,965,075
	HS Purchaser LLC
7,406,003	First Lien Term Loan, 5.750% (1-Month USD Libor+475 basis points), 11/19/2026[1,2,3,4]	7,429,147
2,474,886	First Lien Term Loan, 5.750% (3-Month USD Libor+500 basis points), 11/19/2026[2,3]	2,482,620
10,000,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 11/19/2027[3]	10,000,000
1,469,664	Idera, Inc. First Lien Term Loan, 4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3,4]	1,471,655
	Insight Global
722,543	Revolver, 0.500%, 9/22/2028[2,6]	708,092
9,277,457	First Lien Term Loan, 6.750% (3-Month USD Libor+0 basis points), 9/22/2028[2,3]	9,091,908
	insightsoftware
697,800	Revolver, 0.500%, 5/24/2024[4,6]	690,822
3,625,000	Delayed Draw, 1.000%, 5/24/2024[6]	3,613,400
1,505,660	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	1,492,561
3,460,909	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	3,430,799
6,614,483	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	6,556,936

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$1,373,125	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,6]	$1,368,731
622,440	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/2/2026[3]	619,328
974,937	Intermedia Holdings, Inc. First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 7/19/2025[1,2,3,4]	963,969
7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 9.500% (3-Month USD Libor+850 basis points), 12/1/2028[2,3,4]	6,831,300
NOK$ 13,269,468	Jigsaw Bidco AS First Lien Term Loan, 7.630% (3-Month NOK Nibor+725 basis points), 5/3/2024[3,4]	1,495,164
9,697,727	Kona Buyer, LLC First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 12/11/2027[2,3,4]	9,499,894
	LMG Holdings, Inc.
285,714	Revolver, 0.500%, 4/30/2026[2,6]	282,857
4,702,500	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 4/30/2026[2,3]	4,655,475
7,000,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 7.000% (3-Month USD Libor+650 basis points), 7/30/2029	6,930,000
	Marlin DTC-LS Midco 2, LLC
17,368,750	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	17,087,376
2,992,500	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3]	2,932,650
4,500,000	MedAssets Software Intermediate Holdings Second Lien Term Loan, 8.500% (3-Month USD Libor+0 basis points), 1/28/2029[2,3,4]	4,402,800
SEK 11,346,704	Mefla 3 AB First Lien Term Loan, 9.000% (3-Month SEK Stibor+800 basis points), 9/1/2023[3,4]	1,276,673
£221,570	Mefla UK Limited First Lien Term Loan, 9.000% (3-Month GBP Libor+800 basis points), 9/1/2023[3,4]	294,053
21,000,000	Merlin International, Inc First Lien Term Loan, 10.000% (3-Month USD Libor+700 basis points), 8/6/2023[3]	20,160,000
488,665	NAVEX TopCo, Inc. First Lien Term Loan, 3.350% (3-Month USD Libor+325 basis points), 9/5/2025[1,2,3,4]	485,611
	New Era Merger Sub, Inc.
228,033	Revolver, 0.500%, 10/31/2026[2,6]	223,472

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$904,530	Delayed Draw, 1.000%, 10/31/2026[2,6]	$886,440
3,173,457	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3]	3,109,988
1,128,763	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,6]	1,106,187
	PCS Software, Inc.
121,238	Revolver, 0.500%, 7/1/2024[4,6]	122,450
242,476	Revolver, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[3,4,6]	244,901
4,925,000	First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[3,4]	4,974,250
5,954,315	PDI TA Holdings, Inc. First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 10/24/2024[3,4]	5,879,886
	PDQ
1,058,824	Delayed Draw, 0.500%, 8/27/2027[6]	1,040,294
1,764,706	Revolver, 0.500%, 8/27/2027[6]	1,733,824
6,352,941	Delayed Draw, 6.000% (3-Month USD Libor+550 basis points), 8/27/2027[3,6]	6,241,765
10,823,529	First Lien Term Loan, 6.000% (3-Month USD Libor+550 basis points), 8/27/2027[3]	10,634,118
	Pegasus Global Enterprise Holdings, LLC
1,943,924	Delayed Draw, 1.000%, 5/29/2025[2,4,6]	1,909,905
101,800	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4,6]	100,019
2,768,855	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	2,720,400
5,000,000	Provation Software Group, Inc. Second Lien Term Loan, 8.500% (1-Month USD Libor+775 basis points), 12/22/2028[2,3,4]	4,909,500
4,949,109	Q-Centrix LLC First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 11/30/2024[2,3,4]	4,949,109
	Quantic Electronics, LLC
428,397	Revolver, 0.500%, 11/19/2026[2,6]	424,113
1,419,994	Delayed Draw, 1.000%, 11/19/2026[2,6]	1,408,736
2,002,166	Delayed Draw, 7.250% (3-Month USD Libor+675 basis points), 11/19/2026[2,3,6]	1,986,292
3,691,672	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 11/19/2026[2,3]	3,654,755
€2,153,391	Questel Unite First Lien Term Loan, 6.250% (3-Month EUR Libor+525 basis points), 12/17/2027[2,3,4]	2,484,394

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$977,500	QuickBase, Inc. First Lien Term Loan, 4.084% (3-Month USD Libor+400 basis points), 4/3/2026[1,2,3,4]	$973,834
	RCS Industrials Senior Secured Loan
208,333	Revolver, 0.500%, 2/3/2026[2,4,5,6]	208,333
345,000	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 2/3/2026[2,3,4,5]	345,000
1,920,139	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/3/2026[2,3,4,5]	1,920,139
2,225,613	RCS Technology Senior Secured Loan First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 2/28/2025[3,4,5]	2,225,613
974,937	RevSpring, Inc. First Lien Term Loan, 4.382% (3-Month USD Libor+400 basis points), 10/11/2025[1,2,3,4]	973,353
£7,226,000	Reward Gateway UK, Ltd. First Lien Term Loan, 6.801% (3-Month USD Libor+675 basis points), 6/25/2028	9,468,182
4,612,500	RPX Corporation First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/23/2025[2,3,4]	4,619,419
442,715	S2P Acquisition Borrower, Inc. First Lien Term Loan, 4.084% (3-Month USD Libor+400 basis points), 8/14/2026[1,2,3]	442,992
	Safety Borrower Holdings
677,966	Revolver, 0.500%, 9/1/2027[2,6]	671,186
1,694,915	Delayed Draw, 1.000%, 9/1/2027[2,6]	1,686,441
7,627,119	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 9/1/2027[2]	7,550,847
1,477,500	SmartLinx Solutions, LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[3,4]	1,455,338
13,000,000	Solera Global Holdings Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 6/4/2029[3]	12,484,628
1,488,750	TaxSlayer First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	1,466,419
£12,230,216	UKFast Leaders Limited First Lien Term Loan, 6.840% (3-Month GBP Libor+675 basis points), 9/8/2027[2,3,4]	16,117,635
	Uniguest
526,316	Revolver, 0.500%, 12/17/2025[2,6]	526,316
2,581,579	Delayed Draw, 1.000%, 12/17/2025[2,4,6]	2,581,579
1,619,546	Delayed Draw, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4,6]	1,619,546

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$5,223,684	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	$5,223,684
15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 8.000% (3-Month USD Libor+725 basis points), 4/6/2029[3]	15,075,000
2,437,500	Worksoft First Lien Term Loan, 8.750% (3-Month USD Libor+575 basis points), 2/22/2025[3,4]	2,400,938
		563,429,888
	UTILITIES — 0.1%
2,889,097	TS OpCo Holdings, LLC First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 9/28/2023[2,3,4]	2,857,317
	TOTAL SENIOR SECURED LOANS
	(Cost $2,498,145,327)	2,503,635,698

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 41.5%
	INVESTMENT PARTNERSHIPS — 8.3%
N/A	AG Direct Lending Fund II L.P.[2,10]	21,273,608
N/A	AG Direct Lending Fund III L.P.[2,11]	20,115,464
N/A	Annaly Credit Opportunities Onshore Fund LP2,12	50,978,278
N/A	Ares Commercial Finance Feeder (A) LP13	12,451,691
N/A	Crescent Mezzanine Partners VIIC, L.P.[14]	6,976,411
N/A	Crestline Specialty Lending III (U.S), L.P.[2,34]	7,931,197
N/A	HPS Mezzanine Partners 2019 LP15	8,009,599
N/A	HPS Speciality Loan Fund V LP16	40,873,571
N/A	Marlin Credit Opportunity Fund LP2,17	10,253,911
N/A	Providence Debt Fund III (Non-US) L.P.[18]	4,178,883
N/A	Raven Asset Fund II V LP2,35	5,914,435
N/A	Silver Point Specialty Credit Fund II, L.P.[19]	26,249,049
N/A	Thompson Rivers, LLC[20]	20,364,477
N/A	Varagon Capital Direct Lending Fund[21]	10,201,706
N/A	Vista Credit Partner Fund III LP2,36	25,611,847
N/A	Waccamaw River, LLC LP22	4,776,800
		276,160,927
	JOINT VENTURES — 1.9%
N/A	BDCA Senior Loan Fund LLC[23]	46,239,719
N/A	Middle Market Credit Fund II, LLC[23]	15,303,579
		61,543,298

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 30.0%
1,149,840	Barings Capital Investment Corporation[2,24]	$25,450,838
1,882,483	Barings Capital Investment Corporation II24	41,523,475
N/A	Barings Private Credit[25]	705,820,145
5,892,548	Business Development Corp. Of America[2,26]	44,579,810
600,000	Golub Capital Direct Lending Corp.[37]	9,075,658
1	Morgan Stanley Direct Lending Fund	21,128,496
6,000,000	New Mountain Guardian III BDC, LLC[2,27]	61,556,627
5,376,344	Owl Rock Core Income Corp.[38]	50,564,795
1,796,887	Owl Rock Technology Finance Corp.[28]	30,388,019
		990,087,863
	PRIVATE EQUITY — 0.2%
4.67	Owl Rock Capital Technology Holdings LLC[4,29]	6,507,403
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 1.1%
N/A	17Capital Co. Investment Fund V-L LP39	26,583,763
N/A	Endurance II L.P.[30]	10,208,323
		36,792,086
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $1,329,136,298)	1,371,091,577

Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 12.1%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 10.604% (3-Month USD Libor+1,047 basis points), 1/20/2032[1,3,4,7]	12,011,792
	BlackRock Elbert CLO V Ltd.
39,500,000	0.000%, 12/15/2031[1,4,7,31]	40,910,743
11,000,000	9.516% (3-Month USD Libor+940 basis points), 12/15/2031[1,3,7]	11,081,963
163,720,930	BlackRock Shasta CLO VII 0.000%, 1/22/2033	165,796,515
120,000,000	HPS Speciality Loan Fund V LP 3.121%, 5/14/2031	120,000,000
10,000,000	Monroe Capital MML CLO IX Ltd. 8.838% (3-Month USD Libor+870 basis points), 10/22/2031[1,3,4,7,32]	10,051,584
2,910,000	Monroe Capital MML CLO VII Ltd. 7.381% (3-Month USD Libor+725 basis points), 11/22/2030[1,3,4,7]	2,892,912
	Monroe Capital MML CLO VIII, Ltd.
15,000,000	0.000%, 5/22/2031*,1,4,7,31	10,642,530
9,850,000	4.981% (3-Month USD Libor+485 basis points), 5/22/2031[1,3,4,7,32]	9,811,152
10,000,000	8.280% (3-Month USD Libor+815 basis points), 5/22/2031[1,3,7,32]	9,999,341
	Monroe Capital Mml CLO X Ltd.
5,000,000	7.031% (3-Month USD Libor+690 basis points), 8/20/2031[1,3,4,7,32]	5,083,812

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$3,000,000	8.981% (3-Month USD Libor+885 basis points), 8/20/2031[1,3,4,7]	$2,999,585
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $399,348,567)	401,281,929
	PREFERRED STOCKS — 0.7%
	HEALTH CARE — 0.5%
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% [2]	16,975,000
	INDUSTRIALS — 0.1%
2,500	Atomic Transport, LLC LP Atomic Blocker, LLC, Class A Preferred, 8.500%	1,782,701
2,188	Atomic Blocker, LLC, Class W, Common	654,496
		2,437,197
	TECHNOLOGY — 0.1%
2,500	Confluence Technologies, Inc. 10.500%	2,425,000
	TOTAL PREFERRED STOCKS
	(Cost $21,837,500)	21,837,197
	SUBORDINATED DEBT — 0.2%
	FINANCIALS — 0.2%
5,500,000	Otr Midco, LLC, 12.000%, 5/12/2026	5,500,000
	TOTAL SUBORDINATED DEBT
	(Cost $5,500,000)	5,500,000
	EQUIPMENT LEASES — 0.1%
3,673,099	Cyxtera Equipment Leases 8.250%, 1/1/2024[4]	3,673,099
	TOTAL EQUIPMENT LEASES
	(Cost $3,673,099)	3,673,099

Number of Shares
	COMMON STOCKS — 0.1%
	FINANCIALS — 0.1%
280,309	Congressional Bancsh, Inc.	3,611,111
	TOTAL COMMON STOCKS
	(Cost $3,611,111)	3,611,111

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.8%
60,231,321	State Street Institutional U.S. Government Money Market Fund, 0.02%[33]	$60,231,321
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $60,231,321)	60,231,321
	TOTAL INVESTMENTS — 132.3%
	(Cost $4,321,483,223)	4,370,861,932
	Liabilities Less Other Assets — (32.3)%	(1,065,868,228)
	NET ASSETS — 100.0%	$3,304,993,704

Principal Amount
	SECURITIES SOLD SHORT — (0.4)%
	REVERSE REPURCHASE AGREEMENTS — (0.4)%
$(4,320,000)	Agreement with Deutsche Bank AG, 1.575%, dated 9/22/2021, to be repurchased at $4,337,203 on 12/22/2021, collateralized by Monroe Capital MML CLO IX Ltd. with various maturities to 10/22/2031, with a market value of $10,051,584	(4,320,000)
(2,993,000)	Agreement with Deutsche Bank AG, 1.382%, dated 9/29/2021, to be repurchased at $3,003,454 on 12/29/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturities to 5/22/2031, with a market value of $9,811,152	(2,993,000)
(1,920,000)	Agreement with Deutsche Bank AG, 1.375%, dated 9/22/2021, to be repurchased at $1,926,675 on 12/22/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturities to 5/22/2031, with a market value of $9,811,152	(1,920,000)
(1,701,000)	Agreement with Deutsche Bank AG, 1.576%, dated 9/22/2021, to be repurchased at $1,707,774 on 12/22/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturities to 5/22/2031, with a market value of $9,999,341	(1,701,000)
(2,521,000)	Agreement with Deutsche Bank AG, 1.382%, dated 9/29/2021, to be repurchased at $2,529,805 on 12,/29/2021, collateralized by Monroe Capital MML CLO X, Ltd. with various maturities to 8/20/2031, with a market value of $5,083,812	(2,521,000)
	REVERSE REPURCHASE AGREEMENTS
	(Proceeds $13,455,000)	(13,455,000)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $13,455,000)	(13,455,000)

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

LOC – Letter of Credit

BDC – Business Development Company

*	Subordinated note position. Rate shown is the effective yield as of period end.
[1]	Callable.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

[2]	As of September 30, 2021 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $2,169,650,862 as of September 30, 2021. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.
[3]	Floating rate security. Rate shown is the rate effective as of period end.
[4]	Value was determined using significant unobservable inputs.
[5]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[6]	All or a portion of this holding is subject to unfunded loan commitments. See Note 2 for additional information.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $127,377,721, which represents 3.9% of total net assets of the Fund.
[8]	Step rate security.
[9]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[10]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until December 31, 2024, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.
[11]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until September 30, 2026, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $1,600,000 as of September 30, 2021.
[12]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to invest in senior secured first and second lien loans to traditional middle market companies and larger middle market companies in the U.S. The investment fund shall continue until May 31, 2025 with two one-year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund's capital contributions until the termination of the investment fund.
[13]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in commercial finance assets through a direct lending strategy and through the acquisition of specialty finance companies focused primarily on various collateralized lending strategies. The investment fund shall continue until June 30, 2025. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $13,080,652 as of September 30, 2021.
[14]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest privately negotiated mezzanine level subordinated debt and equity securities issued by larger middle market companies. The investment fund shall continue until December 21, 2025. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $3,238,898 as of September 30, 2021.
[15]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to generate current returns as well as long-term capital appreciation through investments in mezzanine securities. The investment fund shall continue until April 12, 2029 with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $2,809,946 as of September 30, 2021.
[16]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to generate current income while preserving capital by investing primarily in newly originated secured debt. The investment fund shall continue until the fourth anniversary of the termination of the investment period with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $22,500,000 as of September 30, 2021.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

[17]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in senior secured loans to middle market companies. The investment fund shall continue until May 19, 2028 with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $89,988,962 as of September 30, 2021.
[18]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to identify, acquire, hold, manage and dispose of investments made in secured debt, unsecured debt, and related equity securities issued primarily by US middle market companies. The investment fund shall continue until October 24, 2021 with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $4,406,930 as of September 30, 2021.
[19]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until the 2nd anniversary of the end of the investment period with a six month extension available after the end of the investment period. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $25,229,969 as of September 30, 2021.
[20]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to invest in Government-insured non-performing residential mortgages loans. The investment fund permits redemptions with the consent of the investment fund's voting members.
[21]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in senior secured loans to middle market companies. The investment fund shall continue until September 2026 with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $40,000,000 as of September 30, 2021.
[22]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to invest in unsecured consumer loans and other consumer finance opportunities. The investment fund permits redemptions upon prior consent of the Board. Total unfunded capital commitments amount to $7,840,000 as of September 30, 2021.
[23]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to acquire and hold investments in debt instruments of US middle-market companies. The investment fund shall continue until all of the Investments are amortized, liquidated or are otherwise transferred or disposed of by the fund. The investment does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.
[24]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to lend an invest in senior secured private debt investments in well established middle market companies. The investment shall continue until the earlier of a (i) liquidity event or (ii) July 13, 2027. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment. Total unfunded capital commitments amount to $x as of September 30, 2021.
[25]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to lend an invest in senior secured private debt investments in well established middle market companies. The investment permits share repurchases on an ongoing basis at the discretion of the investment manager.
[26]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest primarily in first and second lien senior secured debt instruments and mezzanine debt issued by middle market companies. The investment permits redemptions of up to 10% at each semi-annual tender offer.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2021 (Unaudited)

[27]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment shall continue until July 15, 2025, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination. Total unfunded capital commitments amount to $40,000,000 as of September 30, 2021.
[28]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to originate and invest in senior secured or unsecured loans, subordinated loans, mezzanine loans and equity-related securities in high growth technology and life-sciences related companies. The investment fund shall continue until the earliest of (i) an Exchange Listing, (ii) the fifth anniversary of the final closing, and (iii) August 10, 2025. Total unfunded capital commitments amount to $5,913,670 as of September 30, 2021.
[29]	Owl Rock Capital Technology Holdings, LLC is a fund manager that manages and directs the activity of Owl Rock Technology Finance Corp. The Fund’s investment in Owl Rock Technology Holdings, LLC was received for making capital commitments to Owl Rock Technology Finance Corp. The fund makes quarterly expense contributions and will be allocated any net income or net loss of the management company. Redemptions are not permitted and interests are only transferable upon approval of the Managing Member.
[30]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to acquire and hold the notes in an international education company. The investment fund shall continue until the completion of the liquidation of the Partnership. Total unfunded capital commitments amount to $300,000 as of September 30, 2021.
[31]	Variable rate security. Rate shown is the rate in effect as of period end.
[32]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $# as of September 30, 2021.
[33]	The rate is the annualized seven-day yield at period end.
[34]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to directly originate loans to lower-middle market and middle market companies. The investment fund shall continue until 4 years following the investment period with one year extensions available after the termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $22,265,868 as of September 30, 2021.

[35]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide first and second lien short duration loans to middle market companies. The investment fund shall continue for 8 years with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $6,716,805 as of September 30, 2021.

[36]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide senior secured loans to US middle market companies in the enterprise software and technology sectors. The investment fund shall continue for 6 years with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $24,563,400 as of September 30, 2021.

[37]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to originate first lien secured and unitranche loans to middle market companies. The investment fund shall continue for 6 years. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $41,000,000 as of September 30, 2021.

[38]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to originate and make loans to, and make debt and equity investments in, US middle market companies. The investment permits redemptions of up to 5% at each quarterly tender offer.

[39]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide financing to a European private equity firm. The investment fund shall continue until May 7th, 2021. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to €287,500 as of September 30, 2021.

See accompanying Notes to Consolidated Schedule of Investments.

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
AG Direct Lending Fund II L.P.	3/31/2020	21,746,937
AG Direct Lending Fund III L.P	6/28/2019	18,102,555
Annaly Credit Opportunities Onshore Fund LP	4/16/2021	25,605,753
Ares Commercial Finance Feeder (A) LP	3/31/2021	11,309,134
Barings Capital Investment Corporation	1/25/2021	25,000,000
Barings Private Credit	5/10/2021	450,000,000
BDCA Senior Loan Fund LLC	1/20/2021	43,562,000
Business Development Corp. Of America	4/01/2020	34,000,000
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	6,203,310
Crestline Specialty Lending III (U.S), L.P.	8/30/2021	8,165,728
Endurance II L.P.	8/24/2020	9,725,000
HPS Mezzanine Partners 2019 LP	11/16/2020	6,041,717
HPS Speciality Loan Fund V LP	5/14/2021	7,525,000
Marlin Credit Opportunity Fund LP	5/21/2021	12,623,105
Middle Market Credit Fund II, LLC	11/03/2020	12,708,191
New Mountain Guardian III BDC, LLC	3/27/2020	60,000,000
Owl Rock Capital Technology Holdings LLC	5/22/2020	612,083
Owl Rock Technology Finance Corp.	9/24/2020	23,202,587
Providence Debt Fund III (Non-US) L.P.	3/31/2021	3,154,380
Raven Asset Fund II V LP	9/21/2021	5,901,759
Silver Point Specialty Credit Fund II, L.P	12/15/2020	22,808,459
Thompson Rivers, LLC	6/29/2021	20,000,000
Varagon Capital Direct Lending	3/25/2021	10,000,000
Vista Credit Partner Fund III LP	9/15/2021	25,552,629
Waccamaw River LLC, LP	5/04/2021	2,762,500

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts
As of September 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
British Pound	State Street	USD	November 04, 2021	(24,773,873)	$(19,598,187)	$(19,557,963)	$40,224
British Pound	State Street	USD	November 10, 2021	(15,372,168)	(12,056,839)	(12,135,724)	(78,885)
British Pound	State Street	USD	December 15, 2021	(2,763,300)	(3,256,825)	(3,210,129)	46,696
British Pound	State Street	USD	December 31, 2021	(844,014)	(992,628)	(978,458)	14,170
British Pound	State Street	USD	August 11, 2022	(53,724,683)	(62,937,563)	(62,357,287)	580,276
Canadian Dollars	State Street	USD	November 18, 2021	(218,601)	(286,979)	(294,517)	(7,538)
Canadian Dollars	State Street	USD	December 31, 2021	(2,832,660)	(3,944,327)	(3,816,722)	127,605
Euro	State Street	USD	November 10, 2021	(1,732,348)	(2,424,811)	(2,334,179)	90,632
Euro	State Street	USD	December 31, 2021	(7,499,488)	(10,360,205)	(10,107,048)	253,157
Euro	State Street	USD	February 09, 2022	(38,113,636)	(51,394,892)	(51,351,537)	43,355
Norwegian Krone	State Street	USD	August 11, 2023	(13,125,000)	(1,451,399)	(1,488,802)	(37,403)
Swedish Krona	State Street	USD	August 11, 2022	(11,192,758)	(1,290,603)	(1,282,445)	8,158
Swedish Krona	State Street	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,298,381)	(18,852)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(171,274,787)	$(170,213,192)	$1,061,595

USD – U.S. Dollar

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements

September 30, 2021 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Class A Shares and Class I Shares. Only Class I shares have been issued as of September 30, 2021.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of "investment company" pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of "investment company" pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC ("CCLF SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2021, net assets of the CCLF SPV LLC were $925,312,648, or approximately 28.00% of the Fund’s total net assets.

On April 15, 2021, MC-CW Holdings, LLC ("CCLF MCCW”) was formed as a limited liability company, and is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2021, net assets of the CCLF MCCW were $73,303,233, or approximately 2.22% of the Fund’s total net assets.

On May 25, 2021, CCLF Holdings LLC ("CCLF HOLD”), a wholly owned subsidiary of the Fund, was formed as a limited liability company. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

On July 26, 2021, CCLF Holdings (D1) LLC ("CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2021, the Fund had thirteen outstanding forward currency contracts sold short.

Loan Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of September 30, 2021, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $364,958,615.

Borrower	Type	Principal Amount	Value
ACI Group Holdings, Inc.	Delayed Draw	$3,750,000	$3,712,500
Advanced Dermatology and Cosmetic Surgery	Delayed Draw	2,461,570	2,436,955
Any Hour, LLC	Delayed Draw	6,666,667	6,633,333
Any Hour, LLC	Revolver	2,000,000	1,980,000
Air Comm Corporation, LLC	Delayed Draw	9,146,341	9,100,610
Air Comm Corporation, LLC	Revolver	1,646,341	1,629,878
ZBS Alliance Animal Health, LLC	Delayed Draw	4,514,925	4,424,627
Apex Service Partners, LLC	Delayed Draw	8,500,000	8,487,604
Apex Service Partners, LLC	Revolver	1,487,179	1,483,462
Appfire Technologies, LLC	Delayed Draw	18,000,000	17,933,400
AQ Software	Delayed Draw	18,217,143	18,146,096
Applied Technical Services	Delayed Draw	2,272,727	2,269,091
Applied Technical Services	Revolver	909,091	907,636
AWT Merger Sub, Inc.	Delayed Draw	2,500,000	2,500,000
AWT Merger Sub, Inc.	Revolver	985,714	985,714
AxiomSL Group, Inc.	Delayed Draw	713,267	709,700
AxiomSL Group, Inc.	Revolver	731,098	723,787
Barracuda Dental LLC	Delayed Draw	390,805	383,111
Barracuda Dental LLC	Revolver	689,655	678,552
BCHR US Acquisitions, Inc	Delayed Draw	1,886,792	1,867,925
BCHR US Acquisitions, Inc	Revolver	1,132,075	1,109,434
BCPE North Star US Holdings Co.	Delayed Draw	2,210,526	2,211,853
Beacon Mobility Corp.	Delayed Draw	1,262,301	1,237,055
Beacon Mobility Corp.	Delayed Draw	4,475,734	4,386,219
Beacon Mobility Corp.	Revolver	1,000,000	980,000
Bendon	Revolver	1,800,000	1,769,400

Fleetwash, Inc.	Delayed Draw	25,080	25,017
V Global Holdings LLC	Revolver	749,618	743,996
BlueHalo Global Holdings, LLC	Revolver	628,571	622,286
Bounteous, Inc.	Delayed Draw	1,080,000	1,069,200
Bounteous, Inc.	Revolver	1,800,000	1,764,000
Connect America.com, LLC	Revolver	672,304	658,858
Captify Intermediate Holdings Corp.	Delayed Draw	2,500,000	2,481,250
CareVet Holdings, LLC	Delayed Draw	10,000,000	9,800,000
CC SAG Acquisition Corp.	Delayed Draw	3,496,504	3,470,280
CC SAG Acquisition Corp.	Delayed Draw	1,748,252	1,735,140
CC SAG Acquisition Corp.	Revolver	699,301	688,811
Classic Collision	Delayed Draw	14,803,192	14,624,369
Classic Collision	Revolver	1,382,979	1,355,319
Cleo Communications Holding, LLC	Revolver	2,140,000	2,118,600
Clubessential LLC	Revolver	585,645	581,194
Consolidated Label Co.	Revolver	1,339,286	1,339,286
Consolidated Label Co.	Revolver	578,516	578,516
Continental Acquisition Holdings, Inc.	Delayed Draw	2,678,571	2,687,411
CORA Health Holdings Corp.	Delayed Draw	5,401,846	5,374,837
CORA Health Holdings Corp.	Revolver	769,231	761,538
Credit Connection, LLC	Revolver	600,000	588,000
Connectwise, LLC.	Revolver	353,982	353,982
D4C Dental Brands, Inc.	Delayed Draw	251,220	258,003
D4C Dental Brands, Inc.	Delayed Draw	2,321,429	2,384,107
D4C Dental Brands, Inc.	Revolver	714,286	733,571
DataLink, LLC	Delayed Draw	1,185,484	1,185,484
DataLink, LLC	Revolver	846,774	846,774
DCA Holdings LLC	Delayed Draw	3,181,921	3,153,393
Deca Dental Holdings, LLC	Delayed Draw	4,814,815	4,766,667
Deca Dental Holdings, LLC	Revolver	1,111,111	1,088,889
Diligent Corporation	Delayed Draw	1,254,400	1,241,856
Integrated Oncology Network, LLC	Revolver	83,957	82,907

RCS Industrials Senior Secured Loan	Revolver	285,714	285,714
Fortis Life Sciences, LLC	Delayed Draw	12,173,913	12,113,043
Fortis Life Sciences, LLC	Delayed Draw	4,260,870	4,239,565
Fortis Life Sciences, LLC	Revolver	2,434,783	2,410,435
Gainsight, Inc.	Revolver	2,625,000	2,579,063
GOVDELIVERY Holdings, LLC	Delayed Draw	3,334,737	3,259,705
GOVDELIVERY Holdings, LLC	Revolver	536,402	524,333
GovBrands Intermediate, Inc.	Delayed Draw	2,867,000	2,867,000
GovBrands Intermediate, Inc.	Revolver	611,333	605,220
Graffiti Buyer, Inc.	Delayed Draw	5,044,643	5,019,420
Graffiti Buyer, Inc.	Revolver	2,522,321	2,497,098
GWS Tool Holdings, LLC	Delayed Draw	13,026,307	12,896,043
Hawkeye AcquisitionCo, LLC	Revolver	500,000	497,500
Isaac Heating & Air Conditioning	Delayed Draw	4,736,842	4,713,158
Isaac Heating & Air Conditioning	Revolver	1,736,842	1,719,474
IMIA Holdings, Inc.	Revolver	1,027,397	1,006,849
ISS Compressors Industries, Inc.	Revolver	416,667	394,792
Insight Global	Revolver	722,543	708,092
insightsoftware	Delayed Draw	3,625,000	3,613,400
insightsoftware	Revolver	697,800	690,822
JTM Foods, LLC	Delayed Draw	1,158,366	1,152,574
JTM Foods, LLC	Revolver	895,355	886,402
Keystone Agency	Delayed Draw	7,547,368	7,471,895
Komline-Sanderson Goup Inc	Delayed Draw	3,062,500	3,062,500
Komline-Sanderson Goup Inc	Revolver	1,367,188	1,367,188
RCS Industrials Senior Secured Loan	Revolver	208,333	208,333
LMG Holdings, Inc.	Revolver	285,714	282,857
LOC Performance Products	Revolver	1,875,000	1,858,875
Len the Plumber, LLC	Delayed Draw	5,175,821	5,142,696
Marquee Dental	Delayed Draw	558,521	543,441
MBS Holdings, Inc.	Revolver	1,271,186	1,258,475

Mc Group Ventures corporation	Delayed Draw	9,615,385	9,423,077
MedMark Services	Delayed Draw	1,400,000	1,386,000
New Era Technology	Delayed Draw	904,530	886,440
New Era Technology	Revolver	228,033	223,472
NL1 ACQUIRECO	Delayed Draw	2,707,162	2,117,586
NL1 ACQUIRECO	Revolver	1,197,000	930,874
Obagi Cosmeceuticals	Revolver	2,500,000	2,572,500
OB Hospitalist Group	Revolver	1,717,557	1,683,206
Olympic Buyer, Inc.	Revolver	2,352,941	2,305,882
PCS Software	Revolver	121,238	122,450
PCX Aerosystems	Delayed Draw	625,000	619,375
PCX Aerosystems	Revolver	625,000	618,750
PDQ	Delayed Draw	1,058,824	1,040,294
PDQ	Revolver	1,764,706	1,733,824
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,943,924	1,909,905
Pentech Holdings, Inc.	Revolver	892,857	909,821
Pool & Electrical Products, LLC	Revolver	1,267,939	1,255,260
Pool & Electrical Products, LLC	Revolver	1,077,749	1,077,749
Pinnacle Treatment Centers, Inc.	Delayed Draw	228,571	226,286
Pinnacle Treatment Centers, Inc.	Revolver	285,714	282,857
Purfoods, LLC	Delayed Draw	1,500,000	1,500,000
PT Intermediate Holdings III, LLC	Delayed Draw	2,500,000	2,487,500
Quantic Electronics, LLC	Delayed Draw	1,419,994	1,408,736
Quantic Electronics, LLC	Revolver	428,397	424,113
Regent Holding Company, LLC	Revolver	383,459	381,542
Reorg Research, Inc.	Delayed Draw	3,571,429	3,553,571
RQM Buyer, Inc.	Delayed Draw	4,687,500	4,640,625
Safety Borrower Holdings	Delayed Draw	1,694,915	1,686,441
Safety Borrower Holdings	Revolver	677,966	671,186
Benefit Street Technology Senior Secured Loan	Revolver	2,666,667	2,613,333
The Smilist Company	Delayed Draw	2,095,342	2,062,864
The Smilist Company	Revolver	582,039	573,017

Sonny`s Enterprises, LLC	Revolver	640,244	640,244
Spartronics LLC	Revolver	1,841,160	1,828,272
Spear Education, LLC	Delayed Draw	1,562,500	1,562,500
Pediatric Therapy Services, LLC	Delayed Draw	87,594	87,375
Technimark Holdings, LLC	Second Lien Term Loan	2,250,000	2,221,875
Titan Group Holdco, LLC	Delayed Draw	2,500,000	2,487,500
Titan Group Holdco, LLC	Delayed Draw	2,500,000	2,487,500
Titan Group Holdco, LLC	Delayed Draw	3,750,000	3,731,250
Titan Group Holdco, LLC	Revolver	2,500,000	2,475,000
Trident Maritime Systems, Inc.	Revolver	1,244,444	1,225,156
Troy Gastro	Delayed Draw	2,561,576	2,561,576
Troy Gastro	Revolver	591,133	591,133
Transtar	Delayed Draw	1,448,276	1,433,793
Uniguest	Delayed Draw	2,581,579	2,581,579
Uniguest	Revolver	526,316	526,316
USME Holdings LLC	Delayed Draw	743,478	743,478
USME Holdings LLC	Revolver	936,232	936,232
USRP Holdings, Inc.	Delayed Draw	1,075,269	1,064,516
USRP Holdings, Inc.	Revolver	645,161	632,258
Vector	Delayed Draw	13,284,000	13,135,810
Vital Care Buyer, LLC	Revolver	1,777,778	1,777,778
VLS Recovery Services, LLC	Delayed Draw	5,952,381	5,922,619
VLS Recovery Services, LLC	Revolver	2,232,143	2,209,821
VRC Companies, LLC	Delayed Draw	2,860,938	2,818,023
VRC Companies, LLC	Revolver	625,000	615,625
Zavation Medical Products, LLC	First Lien Term Loan	1,621,622	1,605,405
		$368,800,354	$364,958,615

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and footnote 32 thereto. For the period ended September 30, 2021, the average balance outstanding and weighted average interest rate were $13,216,590 and 1.22%, respectively.

	2021
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$13,455,000	$—	$13,455,000
Total	$—	$—	$13,455,000	$—	$13,455,000

Federal Income Taxes

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2021.

For U.S. income tax tax purposes, CCLF SPV, CCLF MCCW, CCLF HOLD, and CCLF HOLD (D1), are a disregarded entity and therefore is not subject to U.S. income taxes. As a wholly owned subsidiary, CCLF SPV, CCLF MCCW, CCLF HOLD, and CCLF HOLD (D1)'s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income and net capital gain.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2021:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$72,949,329	$2,430,686,369	$-	$2,503,635,698
Private Investment Vehicles	-	-	6,507,403	1,364,584,174	1,371,091,577
Collateralized Loan Obligations	-	103,473,622	12,011,792	285,796,515	401,281,929
Preferred Stocks	-	-	22,712,080	-	22,712,080
Subordinated Debt	-	-	5,500,000	-	5,500,000
Equipment Leases	-	-	3,673,099	-	3,673,099
Common Stocks	-	-	3,611,111	-	3,611,111
Short-Term Investments	60,231,321	-	-	-	60,231,321
Total Investments, at fair value	$60,231,321	$176,422,951	$2,484,701,854	$1,650,380,689	$4,371,736,815

Other Financial Instruments[1]
Forward Contracts	$-	$1,204,273	$-	$-	$1,204,273
Total Assets	$60,231,321	$177,627,224	$2,484,701,854	$1,650,380,689	$4,372,941,088
Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$13,455,000	$-	$-	$13,455,000
Other Financial Instruments[1]
Forward Contracts	-	142,678	-	-	142,678
Total Liabilities, at fair value	$-	$13,597,678	$-	$-	$13,597,678

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended September 30, 2021:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Equipment Leases	Common Stocks	Total
Balance as of January 1, 2021	$709,359,963	$6,766,715	$92,373,408	$-	$-	$-	$-	$808,500,086
Purchases	2,210,936,254	-	-	21,837,500	5,500,000	4,500,000	-	2,242,773,754
Sales/Paydowns	(473,884,482)	-	-	-	-	(826,901)	-	(474,711,383)
Realized gains (losses)	2,732,356	-	-	-	-	-	-	2,732,356
Original issue discount and amendment fees	(5,386,056)	186,431	-	-	-	-	-	(5,199,625)
Accretion	1,867,622	-	138,278	-	-	-	-	2,005,900
Change in Unrealized appreciation (depreciation)	4,580,131	(445,743)	1,892,424	874,580	-	-	-	6,901,392
Transfers In	-	-	-	-	-	-	3,611,111	3,611,111
Transfers Out	(19,519,419)	-	(82,392,318)	-	-	-	-	(101,911,737)